9. STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Jun. 30, 2014
Stockholders Equity Tables
Outstanding Stock Purchase Warrants
Shares of Common	Exercise Price per	Latest Termination
Stock	Share	Date
331,969	3.30	August 17, 2014
50,000	0.60	November 9, 2014
50,000	1.00	November 9, 2014
100,000	1.50	November 9, 2014
575,000	1.00	February 23, 2016
2,000,000	1.00	March 1, 2016
21,000,000	1.00	March 2, 2017
31,988,151	0.01	July 3, 2022
35,488,380	0.01	September 27, 2022
91,583,500

Option activity
	2014		2013		2012
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at
beginning of year	3,851,448	$1.99	2,181,853	$3.50	2,231,898	$4.05
Granted	603,400	1.02	1,807,300	0.65	75,000	0.65
Forfeited	(161,900)	0.68	(74,985)	5.20	(90,870)	3.64
Expired	(50,975)	24.95	(62,720)	11.91	(34,175)	33.07
Outstanding at
end of year	4,241,973	1.63	3,851,448	1.99	2,181,853	3.50
Exercisable at
end of year	2,507,573	2.19	1,673,973	3.64	1,323,965	5.10
Weighted average
grant-date fair
value of options
granted during
the year		$0.80		$0.56		$0.47

Outstanding options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Options outstanding at end of
year	4,241,973	$1.63	7.7	$694,711
Options vested and exercisable
at end of year	2,507,573	$2.19	6.8	$373,709
Unvested options expected to
vest	1,504,254	$0.80	8.8	$294,435

Restricted Stock Units
	2014	2013	2012
Outstanding at beginning of year	757,500	250,000	500,000
Granted	603,400	757,500	-
Forfeited	(25,000)	-	-
Vested	(378,750)	(250,000)	(250,000)
Outstanding at end of year	957,150	757,500	250,000